Organization and Business Description (Details) - USD ($)				12 Months Ended
		Mar. 29, 2021	Mar. 25, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jul. 27, 2023	Jul. 03, 2023
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)	[1]			$ 0.01875	$ 0.01875
Public offering price (in Dollars per share)			$ 5
Fross proceeds (in Dollars)						$ 28,750,000
Ordinary shares	[1]			150,000,000	150,000,000
Preferred shares							16,666,666.6666
Preferred shares par value (in Dollars per share)							$ 0.01875
Ordinary shares issued	[1]			3,625,000	3,625,000
Ordinary shares outstanding	[1]			3,625,000	3,625,000
Universe Inc [Member]
Organization and Business Description [Line Items]
Incorporation date				Dec. 11, 2019
Ownership interest percentage				100.00%
Universe HK [Member]
Organization and Business Description [Line Items]
Incorporation date				May 21, 2014
Ownership interest percentage				100.00%
Jiangxi Universe [Member]
Organization and Business Description [Line Items]
Incorporation date				Mar. 02, 1998
Ownership interest percentage				100.00%
Entity incorporation date description				March 2, 1998
Jiangxi Universe [Member]
Organization and Business Description [Line Items]
Incorporation date				Mar. 10, 2010
Ownership interest percentage				100.00%
Jiangxi [Member]
Organization and Business Description [Line Items]
Ownership interest percentage				100.00%
IPO [Member]
Organization and Business Description [Line Items]
Shares issued			5,000,000
Ordinary shares par value (in Dollars per share)			$ 0.003125
Public offering price (in Dollars per share)			$ 5
Fross proceeds (in Dollars)		$ 28,750,000	$ 28,750,000
Net proceeds (in Dollars)			$ 25,600,000
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Additional shares		750,000
Net proceeds (in Dollars)		$ 25,600,000
Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)							$ 0.01875
Share capital (in Dollars)								$ 312,500
Maximum [Member]
Organization and Business Description [Line Items]
Share capital (in Dollars)								$ 3,125,000
Common Stock [Member]
Organization and Business Description [Line Items]
Shares issued			5,000,000
Ordinary shares par value (in Dollars per share)				$ 0.003125
Common Stock [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.01875				$ 0.003125
Ordinary shares				150,000,000			150,000,000	90,000,000
Ordinary shares issued				3,625,000			3,625,000
Ordinary shares outstanding							3,625,000
Common Stock [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.003125			$ 0.003125	$ 0.003125
Ordinary shares				900,000,000			900,000,000	900,000,000
Ordinary shares issued				21,750,000			21,750,000
Ordinary shares outstanding				21,750,000			21,750,000
Preferred Stock [Member]
Organization and Business Description [Line Items]
Preferred shares							100,000,000
Preferred shares par value (in Dollars per share)							$ 0.003125
Preferred Stock [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Preferred shares				100,000,000				10,000,000
Preferred shares par value (in Dollars per share)								$ 0.003125
Preferred Stock [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Preferred shares				16,666,666.6666				100,000,000
Preferred shares par value (in Dollars per share)				$ 0.01875				$ 0.003125
Common Stock One [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)				0.01875			0.01875
Common Stock One [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.003125			$ 0.003125

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.